Note 19 - Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
19.	A CCUMULATED OTHER COMPREHENSIVE INCOME

The following table presents the changes in accumulated ot
her comprehensive income by component net of tax:

Unrealized gains on
available-for-sale
(Dollars in thousands)	securities (a)

Balance as of December 31, 2014	$2,548
Other comprehensive income before reclassification	60
Amount reclassified from accumulated other comprehensive income	(213)
Period change	(153)
Balance at December 31, 2015	$2,395

Balance as of December 31, 2015	$2,395
Other comprehensive (loss) before reclassification	(994)
Amount reclassified from accumulated other comprehensive income	(200)
Period change	(1,194)
Balance at December 31, 2016	$1,201

Balance as of December 31, 2016	$1,201
Other comprehensive income before reclassification	475
Amount reclassified from accumulated other comprehensive income	(585)
Period change	(110)
Balance at December 31, 2017	$1,091

(a)	All amounts are net of tax. Amounts in parentheses indicate debits to accumulated other comprehensive income.

The following tables present significant amounts reclassified out of each component of accumul ated other comprehensive income:

Amount Reclassified
	from Accumulated Other	Affected Line Item in
	Comprehensive Income	the Statement Where
(Dollars in thousands)	(a)	Net Income is
Details about other comprehensive income	December 31, 2017	Presented
Unrealized gains on available-for-sale securities
	$886	Investment securities gains, net
	(301)	Income taxes
$585

Affected Line Item in
the Statement Where
(Dollars in thousands)		Net Income is
Details about other comprehensive income	December 31, 2016	Presented
Unrealized gains on available-for-sale securities
	$303	Investment securities gains, net
	(103)	Income taxes
$200

Affected Line Item in
the Statement Where
(Dollars in thousands)		Net Income is
Details about other comprehensive income	December 31, 2015	Presented
Unrealized gains on available-for-sale securities
	$323	Investment securities gains, net
	(110)	Income taxes
$213

(a)	Amounts in parentheses indicate expenses and other amounts indicate income.